Segment Reporting (Details) - Schedule of operating segments - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Domestic Fixed Line Communications [Member]
Segment Reporting (Details) - Schedule of operating segments [Line Items]
Revenue from external entities	₪ 3,757		₪ 3,883		₪ 3,953
Inter-segment revenues	316		313		291
Total revenue	4,073		4,196		4,244
Depreciation and amortization	861		850		728
Segment results - operating income	2,142		1,224		1,971
Finance income	39		32		36
Finance expenses	(608)		(502)		(439)
Total financing income (expense), net	(569)		(470)		(403)
Segment profit (loss) after finance expenses, net	1,573		754		1,568
Share in profit (loss) of equity-accounted investee
Segment profit (loss) before income tax	1,573		754		1,568
Income tax (benefit)	381		187		396
Segment results - net profit (loss)	1,192		567		1,172
Additional information:
Segment assets	8,091		8,896		9,086
Goodwill
Investment in equity-accounted investee
Segment liabilities	12,466		14,284		13,901
Investments in property, plant and equipment and intangible assets	914		902		851
Cellular Communications [Member]
Segment Reporting (Details) - Schedule of operating segments [Line Items]
Revenue from external entities	2,316		2,401		2,500
Inter-segment revenues	46		42		46
Total revenue	2,362		2,443		2,546
Depreciation and amortization	633		655		383
Segment results - operating income	(99)		(2)		72
Finance income	62		56		54
Finance expenses	(23)		(22)		(3)
Total financing income (expense), net	39		34		51
Segment profit (loss) after finance expenses, net	(60)		32		123
Share in profit (loss) of equity-accounted investee
Segment profit (loss) before income tax	(60)		32		123
Income tax (benefit)	(13)		8		28
Segment results - net profit (loss)	(47)		24		95
Additional information:
Segment assets	4,088		4,124		3,271
Goodwill
Investment in equity-accounted investee
Segment liabilities	1,434		1,425		536
Investments in property, plant and equipment and intangible assets	335		346		331
International Communications And Internet Services [Member]
Segment Reporting (Details) - Schedule of operating segments [Line Items]
Revenue from external entities	1,283		1,338		1,466
Inter-segment revenues	56		53		71
Total revenue	1,339		1,391		1,537
Depreciation and amortization	190		194		135
Segment results - operating income	(57)		116		174
Finance income	2		1		4
Finance expenses	(8)		(16)		(12)
Total financing income (expense), net	(6)		(15)		(8)
Segment profit (loss) after finance expenses, net	(63)		101		166
Share in profit (loss) of equity-accounted investee			1
Segment profit (loss) before income tax	(63)		102		166
Income tax (benefit)	(13)		25		39
Segment results - net profit (loss)	(50)		77		127
Additional information:
Segment assets	1,126		1,332		1,199
Goodwill			6		6
Investment in equity-accounted investee	4		6		5
Segment liabilities	414		567		410
Investments in property, plant and equipment and intangible assets	110		137		169
Multi-Channel Television [Member]
Segment Reporting (Details) - Schedule of operating segments [Line Items]
Revenue from external entities	1,344		1,473		1,650
Inter-segment revenues	1
Total revenue	1,345		1,473		1,650
Depreciation and amortization	219		323		285
Segment results - operating income	(135)		(56)		163
Finance income	5		27		10
Finance expenses	(17)		(16)		(81)
Total financing income (expense), net	(12)		11		(71)
Segment profit (loss) after finance expenses, net	(147)		(45)		92
Share in profit (loss) of equity-accounted investee
Segment profit (loss) before income tax	(147)		(45)		92
Income tax (benefit)	2		3		336
Segment results - net profit (loss)	(149)		(48)		(244)
Additional information:
Segment assets	1,491		1,606		1,502
Goodwill
Investment in equity-accounted investee
Segment liabilities	576		687		1,154
Investments in property, plant and equipment and intangible assets	222		318		237
Operating Segments Others [Member]
Segment Reporting (Details) - Schedule of operating segments [Line Items]
Revenue from external entities	229		226		220
Inter-segment revenues	9		15		17
Total revenue	238		241		237
Depreciation and amortization	14		21		20
Segment results - operating income	1		(36)		(20)
Finance income					5
Finance expenses	(1)
Total financing income (expense), net	(1)				5
Segment profit (loss) after finance expenses, net			(36)		(15)
Share in profit (loss) of equity-accounted investee	(2)		(4)		(4)
Segment profit (loss) before income tax	(2)		(40)		(19)
Income tax (benefit)
Segment results - net profit (loss)	(2)		(40)		(19)
Additional information:
Segment assets	149		157		174
Goodwill					10
Investment in equity-accounted investee	2		3		(6)
Segment liabilities	79		84		64
Investments in property, plant and equipment and intangible assets	9		13		19
Operating Segments Adjustments [Member]
Segment Reporting (Details) - Schedule of operating segments [Line Items]
Revenue from external entities		[1]		[1]
Inter-segment revenues	(428)	[1]	(423)	[1]	(425)
Total revenue	(428)	[1]	(423)	[1]	(425)
Depreciation and amortization	147	[1]	345	[1]	566
Segment results - operating income	(1,286)	[1]	(2,630)	[1]	(750)
Finance income	158	[1]	(27)	[1]	(40)
Finance expenses	(81)	[1]	(64)	[1]	(51)
Total financing income (expense), net	77	[1]	(91)	[1]	(91)
Segment profit (loss) after finance expenses, net	(1,209)	[1]	(2,721)	[1]	(841)
Share in profit (loss) of equity-accounted investee		[1]		[1]	(1)
Segment profit (loss) before income tax	(1,209)	[1]	(2,721)	[1]	(842)
Income tax (benefit)	1,116	[1]	(282)	[1]	(452)
Segment results - net profit (loss)	(2,325)	[1]	(2,439)	[1]	(390)
Additional information:
Segment assets	(912)	[1]	971	[1]	2,460
Goodwill	1,548	[1]	2,274	[1]	2,921
Investment in equity-accounted investee		[1]		[1]	11
Segment liabilities	820	[1]	1,564	[1]	1,488
Investments in property, plant and equipment and intangible assets		[1]		[1]
Operating Segments Consolidated [Member]
Segment Reporting (Details) - Schedule of operating segments [Line Items]
Revenue from external entities	8,929		9,321		9,789
Inter-segment revenues
Total revenue	8,929		9,321		9,789
Depreciation and amortization	2,064		2,388		2,117
Segment results - operating income	566		(1,384)		1,610
Finance income	266		89		69
Finance expenses	(738)		(620)		(586)
Total financing income (expense), net	(472)		(531)		(517)
Segment profit (loss) after finance expenses, net	94		(1,915)		1,093
Share in profit (loss) of equity-accounted investee	(2)		(3)		(5)
Segment profit (loss) before income tax	92		(1,918)		1,088
Income tax (benefit)	1,473		(59)		347
Segment results - net profit (loss)	(1,381)		(1,859)		741
Additional information:
Segment assets	14,033		17,086		17,692
Goodwill	1,548		2,280		2,937
Investment in equity-accounted investee	6		9		10
Segment liabilities	15,789		18,611		17,553
Investments in property, plant and equipment and intangible assets	₪ 1,590		₪ 1,716		₪ 1,607

[1]	Impairment losses of the multi-channel television segment, the cellular communications segment and the International communications and internet services segment are presented as part of the adjustments (please refer to Note 9). Adjustments also include depreciation, amortization and impairment of assets resulting from the Bezeq PPA.